ALLOWANCE FOR LOAN AND LEASE LOSSES - Loan and lease losses by portfolio segment and disaggregated on the basis of the Bank's impairment methodology (Details 1) (Loans receivable, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans individually evaluated for impairment	$ 8,642	$ 13,604
Loans collectively evaluated for impairment	558,517	504,198
Loans and leases receivable gross	567,159	517,802
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans individually evaluated for impairment	7,627	12,387
Loans collectively evaluated for impairment	328,298	268,536
Loans and leases receivable gross	335,925	280,923
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans individually evaluated for impairment	1,015	1,217
Loans collectively evaluated for impairment	195,334	221,365
Loans and leases receivable gross	196,349	222,582
Consumer & Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	34,885	14,297
Loans and leases receivable gross	$ 34,885	$ 14,297